Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities

NOTE 5 – INVESTMENT SECURITIES

The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Securities available for sale:
U.S. Government-sponsored enterprise obligations	$281,746	$4,364	$(386)	$285,724
Obligations of state and political subdivisions	120,680	6,573	(178)	127,075
Mortgage backed securities	1,303,030	29,108	(1,482)	1,330,656
Other securities	1,460	89	—	1,549

Total securities available for sale	$1,706,916	$40,134	$(2,046)	$1,745,004

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$69,949	$1,244	$—	$71,193
Obligations of state and political subdivisions	88,909	4,730	(113)	93,526
Mortgage backed securities	46,204	728	(153)	46,779

Total securities held to maturity	$205,062	$6,702	$(266)	$211,498

December 31, 2011

Securities available for sale:
U.S. Government-sponsored enterprise obligations	$336,859	$5,633	$(4)	$342,488
Obligations of state and political subdivisions	137,503	6,500	(198)	143,805
Mortgage backed securities	1,289,775	28,317	(718)	1,317,374
Other securities	1,460	78	—	1,538

Total securities available for sale	$1,765,597	$40,528	$(920)	$1,805,205

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$85,172	$1,921	$—	$87,093
Obligations of state and political subdivisions	81,053	3,682	(57)	84,678
Mortgage backed securities	26,539	800	—	27,339

Total securities held to maturity	$192,764	$6,403	$(57)	$199,110

At December 31, 2012, the Company’s exposure to three investment security issuers individually exceeded 10% of shareholders’ equity:

(Dollars in thousands)	Amortized Cost	Market Value

Federal National Mortgage Association (Fannie Mae)	$911,752	$930,452
Government National Mortgage Association (Ginnie Mae)	205,389	209,692
Federal Home Loan Mortgage Corporation (Freddie Mac)	503,417	511,348

Total	$1,620,558	$1,651,492

Securities with carrying values of $1,712,860,000 and $1,698,943,000 were pledged to secure public deposits and other borrowings at December 31, 2012 and December 31, 2011, respectively.

Management evaluates securities for other-than-temporary impairment at least quarterly, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to 1) the length of time and the extent to which the estimated fair value has been less than amortized cost, 2) the financial condition and near-term prospects of the issuer, and 3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in estimated fair value above amortized cost. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies and whether downgrades by bond rating agencies have occurred, as well as review of issuer financial statements and industry analysts’ reports.

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(386)	$59,741	$—	$—	$(386)	$59,741
Obligations of state and political subdivisions	—	—	(178)	1,094	(178)	1,094
Mortgage backed securities	(1,473)	180,027	(9)	3,919	(1,482)	183,946

Total securities available for sale	$(1,859)	$239,768	$(187)	$5,013	$(2,046)	$244,781

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$—	$—	$—	$—	$—	$—
Obligations of state and political subdivisions	(113)	8,242	—	—	(113)	8,242
Mortgage backed securities	(153)	16,262	—	—	(153)	16,262

Total securities held to maturity	$(266)	$24,504	$—	$—	$(266)	$24,504

December 31, 2011
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(4)	$9,996	$—	$—	$(4)	$9,996
Obligations of state and political subdivisions	(11)	1,104	(187)	1,085	(198)	2,189
Mortgage backed securities	(545)	147,803	(173)	21,679	(718)	169,482

Total securities available for sale	$(560)	$158,903	$(360)	$22,764	$(920)	$181,667

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$—	$—	$—	$—	$—	$—
Obligations of state and political subdivisions	(26)	2,354	(31)	1,297	(57)	3,651
Mortgage backed securities	—	—	—	—	—	—

Total securities held to maturity	$(26)	$2,354	$(31)	$1,297	$(57)	$3,651

The Company assessed the nature of the losses in its portfolio as of December 31, 2012 and 2011 to determine if there are losses that are deemed other-than-temporary. In its analysis of these securities, management considered numerous factors to determine whether there were instances where the amortized cost basis of the debt securities would not be fully recoverable, including, but not limited to:

•	the length of time and extent to which the estimated fair value of the securities was less than their amortized cost,

•	whether adverse conditions were present in the operations, geographic area, or industry of the issuer,

•

the payment structure of the security, including scheduled interest and principal payments, including the issuer’s failures to make scheduled payments, if any, and the likelihood of failure to make scheduled payments in the future,

•	changes to the rating of the security by a rating agency, and

•	subsequent recoveries or additional declines in fair value after the balance sheet date.

Management believes it has considered these factors, as well as all relevant information available, when determining the expected future cash flows of the securities in question. Except for the bond discussed below, in each instance, management has determined the cost basis of the securities would be fully recoverable. Management also has the intent and ability to hold debt securities until their maturity or anticipated recovery if the security is classified as available for sale. In addition, management does not believe the Company will be required to sell debt securities before the anticipated recovery of the amortized cost basis of the security.

At December 31, 2012, 49 debt securities had unrealized losses of 0.85% of the securities’ amortized cost basis and 0.12% of the Company’s total amortized cost basis. The unrealized losses for each of the 49 securities relate to market interest rate changes. Three of the 49 securities have been in a continuous loss position for over twelve months at December 31, 2012. These three securities had an aggregate amortized cost basis and unrealized loss of $5,200,000 and $187,000, respectively. Two of the three securities were issued by either the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), or the Government National Mortgage Association (Ginnie Mae). The Fannie Mae, Freddie Mac, and Ginnie Mae securities are rated AA+ by S&P and Aaa by Moodys. One of the securities in a continuous unrealized loss position for over twelve months was issued by a political subdivision and discussed in further detail below.

At December 31, 2011, 50 debt securities had unrealized losses of 0.5% of the securities’ amortized cost basis and 0.1% of the Company’s total amortized cost basis. The unrealized losses for each of the 50 securities relate to market interest rate changes. 12 of the 50 securities had been in a continuous loss position for over twelve months at December 31, 2011. These 12 securities had an aggregate amortized cost basis and unrealized loss of $24,453,000 and $391,000 respectively. The 12 securities were issued by either Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or by state and political subdivisions. The Fannie Mae and Freddie Mac securities were rated AA+ by S&P and Aaa by Moodys.

During 2011, management assessed the operating environment of a bond issuer as adverse and thus concluded that the Company had one unrated revenue municipal bond that warranted an other-than-temporary impairment charge during the year ended December 31, 2011. The specific impairment was related to the loss of the contracted revenue source required for bond repayment. The Company determined the impairment charge using observable market data for similar assets, including third party valuation of the security, as well as information from unobservable inputs, including its best estimate of the recoverability of the amortized cost of the security as outlined above. Changes to the unobservable inputs used by the Company would have resulted in a higher or lower impairment charge, but the unobservable inputs were not highly sensitive and would not result in a material difference in the impairment charge recorded for the year ended December 31, 2011. The impairment recorded in 2011 brought the total impairment to 50% of the par value of the bond and provided a fair value of the bonds that was consistent with current market pricing. Because adverse conditions were noted in the operations of the bond issuer, the Company recorded the other-than-temporary impairment. During the year ended December 31, 2012, the Company continued to analyze the operating environment of the bond as it did in 2011 and noted no further deterioration in the operating environment of the bond issuer.

The following table reflects activity during the years ended December 31, 2012, 2011, and 2010 related to credit losses on the other-than-temporarily impaired investment security where a portion of the unrealized loss was recognized in other comprehensive income.

(Dollars in thousands)	December 31,
	2012	2011	2010

Balance, beginning of period	$(1,273)	$(764)	$(247)
Credit losses on securities not previously considered other-than-temporarily impaired	—	—	(517)
Credit losses on securities for which OTTI was previously recognized	—	(509)	—
Reduction for securities sold/settle during the period	—	—	—

Balance, end of period	$(1,273)	$(1,273)	$(764)

As a result of the Company’s analysis, no other declines in the estimated fair value of the Company’s investment securities were deemed to be other-than-temporary at December 31, 2012 or December 31, 2011 except where noted above.

The amortized cost and estimated fair value by maturity of investment securities at December 31, 2012 are shown in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities.

	Securities			Securities
	Available for Sale			Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	1.52%	$18,409	$18,541	1.61%	$20,797	$20,916
One through five years	1.85	138,725	141,448	2.04	56,358	57,708
After five through ten years	2.14	518,218	532,684	2.50	26,215	27,500
Over ten years	1.78	1,031,564	1,052,331	2.98	101,692	105,374

Totals	1.89%	$1,706,916	$1,745,004	2.52%	$205,062	$211,498

The following is a summary of realized gains and losses from the sale of securities classified as available for sale.

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010

Realized gains	$3,754	$3,429	$5,172
Realized losses	(15)	(7)	—

Net realized gains	$3,739	$3,422	$5,172

In addition to the gains above, the Company realized certain immaterial gains on the calls of held to maturity securities.

Other Equity Securities

At December 31, 2012 and 2011, the Company included the following securities in “Other assets” on the Company’s consolidated balance sheets:

(Dollars in thousands)	2012	2011

Federal Home Loan Bank (FHLB) stock	$16,860	$32,145
Federal Reserve Bank (FRB) stock	28,155	26,809
First National Bankers Bankshares, Inc. (FNBB) stock	899	899
Other investments	302	302

Total equity securities	$46,216	$60,155